Document and Entity Information	Nov. 19, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Local Bounti Corporation/DE
Entity Address, Country	GB
Amendment Flag	false
Entity Central Index Key	0001840780
Document Type	8-K
Document Period End Date	Nov. 19, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-40125
Entity Tax Identification Number	98-1584830
Entity Address, Address Line One	490 Foley Lane
Entity Address, City or Town	Hamilton
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59840
City Area Code	(406)
Local Phone Number	361-3711
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value of $0.0001 per share
Trading Symbol	LOCL
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	LOCL WS
Security Exchange Name	NYSE